Key management personnel	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Key management personnel
25.
Key management personnel

Key management personnel compensation comprises:

	2026	2025	2024
	US$	US$	US$
Short-term employee benefits	13,482,224	12,794,925	12,687,272
Post-employment benefits	632,756	589,573	634,005
Share-based payments	13,023,126	10,569,238	11,143,944
Total	27,138,106	23,953,736	24,465,221

Key Management Personnel (KMP) includes the roles which have the authority and responsibility for planning, directing and controlling the activities of BHP. These are Non-executive Directors, the CEO, the Chief Financial Officer, the President Australia and the President Americas.

Transactions and outstanding loans/amounts with key management personnel

There were no purchases by KMP from the Group during FY2026 (2025: US$ nil; 2024: US$ nil).

There were no amounts payable by KMP at 30 June 2026 (2025: US$ nil; 2024: US$ nil).

There were no loans receivable from or payable to KMP at 30 June 2026 (2025: US$ nil; 2024: US$ nil).

Transactions with personally related entities

A number of Directors of the Group hold or have held positions in other companies (personally related entities) where it is considered they control or significantly influence the financial or operating policies of those entities. There were no reportable transactions with those entities and no amounts were owed by the Group to personally related entities at 30 June 2026 (2025: US$ nil; 2024: US$ nil).

For more information on remuneration and transactions with KMP, refer to the Remuneration Report under Governance.